Schedule of Movement of Bank Loan (Details) $ in Thousands	12 Months Ended
Sep. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest paid	$ (342)
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Draw-down	10,000
Less: transaction costs and fees	(597)
Gain on loan modification	(316)
Interest expense	617
Interest paid	(342)
Balance at September 30, 2022	$ 9,362